EARNINGS PER SHARE - Earnings (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
BASIC EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$ 326,049	$ (50,156)	$ 601,348	$ 31,942
Profit for the period available to shareholders	$ 326,049	$ (51,366)	$ 601,348	$ 27,784
Basic weighted average shares outstanding (in shares)	48,078,637	11,479,960	48,078,637	10,684,039
Basic earnings per share from continuing operations available to shareholders (in CAD per share)	$ 6.78	$ (4.37)	$ 12.51	$ 2.99
Basic earnings per share available to shareholders (in CAD per share)	$ 6.78	$ (4.47)	$ 12.51	$ 2.60
DILUTED EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$ 326,049	$ (50,156)	$ 601,348	$ 31,942
Adjusted profit for the period available to shareholders	$ 326,049	$ (51,366)	$ 601,348	$ 27,784
Basic weighted average shares outstanding (in shares)	48,078,637	11,479,960	48,078,637	10,684,039
Restricted share and performance bonus grants (in shares)		63,364		65,403
Deferred share grants (in shares)		77		12,609
Dilutive effect, convertible instruments	190,983		190,983
Dilutive effect, options	650,000		650,000
Shares outstanding on a diluted basis (in shares)	48,919,620	11,543,401	48,919,620	10,762,051
Diluted earnings from continuing operations per shareavailable to shareholders (in CAD per share)	$ 6.66	$ (4.37)	$ 12.29	$ 2.97
Diluted earnings per share available to shareholders (in CAD per share)	$ 6.66	$ (4.47)	$ 12.29	$ 2.58